Summary Of Significant Accounting Policies - Additional Information (Detail) - ARS ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Disclosure of significant accounting policies [line items]
Goodwill impairment loss		$ 0	$ 0	$ 0
Applicable tax rate		30.00%	30.00%	35.00%
Personal assets tax rate		0.25%
Receivables	$ 13,492,000	$ 13,492,000	$ 5,015,000
Legal reserve allowed proportion of subscribed capital adjustment		20.00%
Law number two four six eight
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax			30.00%	55.00%
Law number two four six eight | Real Estate [Member]
Disclosure of significant accounting policies [line items]
Real estate revaluation amount	661,680,000	$ 661,680,000
Impact of revaluation on deferred tax assets	$ 255,784,000
Tax on revaluation surplus		$ 66,168,000
Law number two four six eight | Inflation variation exceeding one hundred percent
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax		100.00%
Law number two four six eight | Tax year two thousand and twenty
Disclosure of significant accounting policies [line items]
Index variation its impact on income tax		15.00%
Deferred tax sssets and liabilities [member] | Law number two seven five four one | Tax year two thousand and twenty one
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%
Deferred tax sssets and liabilities [member] | Law number two seven five four one | Tax year two thousand and twenty two and upwards
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Legal reserve as percentage of net income		5.00%
Period of credit given to customers		35 days
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Period of credit given to customers		20 days
Cofesur S.A. [member]
Disclosure of significant accounting policies [line items]
Interest acquired						2.36%
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%	80.00%
Yguazu Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		51.00%	51.00%	51.00%
Non-controlling Interests [member] | Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		20.00%	20.00%	20.00%
Non-controlling Interests [member] | Yguazu Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		49.00%	49.00%	49.00%
Yguazu Cementos S.A. [member] | Other capital adjustments [member]
Disclosure of significant accounting policies [line items]
Business combination under common control					$ 403,406,965
Proportion of equity interest in subsidiary					16.00%
Paraguay [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		10.00%	10.00%	10.00%
Argentina [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%	30.00%	35.00%
Ferrosur Roca Management Trust [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary		100.00%
2020 and onwards [member] | Argentina [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		25.00%
2019 [member] | Argentina [member] | Deferred tax sssets and liabilities [member]
Disclosure of significant accounting policies [line items]
Applicable tax rate		30.00%
Second anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options		34.00%
Third anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options		67.00%
Fourth anniversary [member]
Disclosure of significant accounting policies [line items]
Percentage of exercise of granting options		100.00%